Schedule of Convertible Notes (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Convertible Notes
	December 31, 2013	December 31, 2012
Face amount of the notes	$185,046	$106,126
Less unamortized discount	(91,066)	(21,030
Carrying Value	$93,980	$85,096